Share-based Payments	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-based Payments
16.	SHARE-BASED PAYMENTS
The Company has three share-based compensation plans under which awards may be granted to employees, namely, the Share Option Scheme
,
 the 2013 Share Award Scheme and the 2021 Share Award Scheme. The maximum aggregate number of ordinary shares that are authorized to be issued under the Share Option Scheme, 2013 Share Award Scheme and 2021 Share Award Scheme is 209,750,000, 215,376,304 and 209,216,310, respectively. These plans have a contractual term of ten years. The share-based awards are accounted for as equity awards and generally vest over a period from two to five years.
Share Option Scheme
A summary of the activity under the Share Option Scheme is stated below:

	Number of options	Weighted- average exercise price	Weighted- average grant-date fair value	Weighted- average remaining contractual term	Aggregate intrinsic value
		US$	US$	Years	US$
Outstanding, December 31, 2020	86,759,375	0.07	0.54	7.12	2.83
Granted	12,292,710	0.07	2.80
Forfeited	(7,384,942)	0.07	1.38
Exercised	(29,906,941)	0.07	0.71

Outstanding, December 31, 2021	61,760,202	0.07	0.87	6.61	0.98

Vested and expected to vest at December 31, 2021	61,760,202	0.07	0.87	6.61	0.98

Exercisable at December 31, 2021	28,437,976	0.07	0.46	5.22	0.98

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary share as of December 31, 2021 and the option’s respective exercise price. Total intrinsic value of options exercised for the years ended December 31, 2019, 2020 and 2021 were RMB308,665, RMB906,120 and RMB79,224 (US$12,432), respectively.
The total weighted average grant-date fair value of the share-based awards granted during the years ended December 31, 2019, 2020 and 2021 were US$0.65, US$1.16 and US$2.80 per option, respectively. The aggregate fair value of the share-based awards vested during the years ended December 31, 2019, 2020 and 2021 were RMB36,060, RMB44,135 and RMB51,892 (US$8,143), respectively.
As of December 31, 2021, there was RMB119,582 (US$18,765) of total unrecognized employee share-based compensation expenses, related to unvested share-based awards, which are expected to be recognized over a weighted-average period of 1.41 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

2013 Share Award Scheme
A summary of the activity for the restricted shares issued under the Share Award Scheme is stated below:

	Number of shares	Weighted-average grant date fair value
		US$
Outstanding, December 31, 2020	53,602,560	0.76
Granted	29,076,828	2.04
Vested	(19,020,640)	0.71
Forfeited	(5,671,482)	1.61

Outstanding, December 31, 2021	57,987,266	1.32

Expected to vest at December 31, 2021	57,987,266	1.32

The total weighted average grant-date fair value of the share-based awards granted during the years ended December 31, 2019, 2020 and 2021 were US$0.74, US$0.78 and US$2.04 per share, respectively. The aggregate fair value of the share-based awards vested during the years ended December 31, 2019, 2020 and 2021 were RMB19,580, RMB91,683 and RMB90,121 (US$14,142
)
, respectively.
As of December 31, 2021, there was RMB315,641 (US$49,531) of total unrecognized share-based compensation expenses related to unvested share-based awards which are expected to be recognized over a weighted-average period of 1.86 years. The fair value of the restricted shares is the fair value of the Company’s ordinary shares at their respective grant dates, which was determined with the assistance of an independent third party valuer prior to the completion of the IPO and based on the price of the Company’s publicly traded shares after completion of the IPO. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.
A summary of the activity for the options issued under the Share Award Scheme is stated below:

	Number of options	Weighted- average exercise price	Weighted- average grant- date fair value	Weighted- average remaining contractual term	Aggregate intrinsic value
		US$	US$	Years	US$
Outstanding, December 31, 2020	37,191,840	0.82	0.31	9.00	2.09
Exercised	(8,081,820)	0.64	0.33
Forfeited	(1,241,600)	0.87	0.30

Outstanding, December 31, 2021	27,868,420	0.83	0.31	7.99	0.22

Vested and expected to vest at December 31, 2021	27,868,420	0.83	0.31	7.99	0.22

Exercisable at December 31, 2021	12,566,340	0.80	0.30	8.00	0.25

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary share as of December 31, 2021 and the option’s respective exercise price.
No option was exercised during the year ended December
3
1, 2019.
Total intrinsic value of options exercised for the year
s
ended December 31, 2020 and 2021 were RMB3,230 and RMB1,561 (US
$
245), respectively.

The total weighted average grant-date fair value of the share-based awards granted during the years ended December 31, 2019, 2020 and 2021 were US$0.30, US$0.31 and US$0.31 per option, respectively. The aggregate fair value of the share-based awards vested during the years ended December 31, 2019, 2020 and 2021 were RMB nil, RMB15,981 and RMB16,192 (US$2,541), respectively.
As of December 31, 2021, there was RMB12,898 (US$2,024) of total unrecognized employee share-based compensation expenses, related to unvested share-based awards, which are expected to be recognized over a weighted-average period of 1.16 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.
2021 Share Award Scheme
In November 2021, the Company adopted
the
 2021 Share Award Scheme. As of December 31, 2021, there
was
no award granted under the 2021 Share Award Scheme.
Others
In connection with the acquisition of Shenzhen Yunfan, the Company granted 11,684,432
restricted shares to certain employees that contain 1-3 years service vesting condition. As of December 31, 2021
, 2,278,360
of restricted shares were vested,
 and
there was
RMB101,871 (US$15,986) of total unrecognized share-based compensation expenses related to these unvested share-based awards that will be recognized over approximately 2 years.
Fair value of share options
The fair value of share options was determined using the binomial tree model, with the assistance from an independent third-party valuation firm. The binomial model requires the input of highly subjective assumptions, including the expected share price volatility and the exercise multiple. For expected volatility, the Company has made reference to historical volatility of several comparable companies. The exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it has considered the statistics on exercise patterns of employees compiled by Huddart and Lang in Huddart, S., and M. Lang. 1996. “Employee Stock Option Exercises: An Empirical Analysis.” Journal of Accounting and Economics, vol. 21, no. 1
(February):5-43,
which are widely adopted by valuers as authoritative guidance on expected exercise multiples. For the employee exit rate, which represents the annual turnover rate of employees leaving services, the Group uses the historical employee exiting data to have an estimate of that input. The risk-free rate for the period within the contractual life of the options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant. Prior to the completion of the IPO, the estimated fair values of the ordinary shares, at the option grant dates, was determined with the assistance from an independent third-party valuation firm. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares. Subsequent to the completion of the IPO, fair value of the ordinary shares is the price of the Company’s publicly traded shares.
The estimated fair values of the ordinary shares, at the share award grant dates, was determined with the assistance from an independent third-party valuation firm. The assumptions used to estimate the fair value of the share options granted are as follows:

For the year ended December 31
	2019	2020	2021
Risk-free rate	1.58%-1.80%	0.66%-1.84%	1.13%-1.62%
Expected volatility range	37.40%-37.90%	37.3%-37.8%	36.28%-38.03%
Exercise multiple	2.20-2.80	2.20-2.80	2.20-2.80
Fair market value per ordinary share as at valuation dates	US$0.72-US$0.76	US$0.76-US$1.94	US$1.97-US$3.49

Share-based awards of Camelot

Camelot subsidiary also has an equity incentive plan granting share-based awards that contain 3 year service vesting condition
 (the “Camelot Award”). The portion the acquisition-date fair-value-based measure of the Camelot Award that was attributable to precombination service was recognized as non-controlling
interest and the portion relating to any remaining postcombination service was recognized as share based compensation expenses in the Group’s consolidated financial statements.
As

of
December 31, 2021
, there was RMB
95,165
(US$
14,933
) of total unreco
gni
zed share-based compensation expenses related to these unvested share-based awards that will be recognized over approximately
1.67
 year
s
.
The acquisition date fair value of each Camelot award is estimated on the date of modification using the binomial tree option pricing model with the following assumptions:

2021
Risk-free rate	0.21%
Expected volatility range	50.56%
Exercise multiple	2.20
Fair market value per Camelot’s ordinary share	RMB23.00
The following table sets forth the amount of share-based compensation expense included in each of the relevant financial statement line items:

	For the year ended December 31
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Cost of revenues	8,509	10,614	17,481	2,743
Selling and marketing expenses	37,808	62,270	72,594	11,392
General and administrative expenses	31,988	169,101	193,886	30,425
Research and development expenses	42,974	88,129	150,389	23,599

	121,279	330,114	434,350	68,159